UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2014 to July 31, 2014

333-149075-07

(Commission File Number of issuing entity)

CarMax Auto Owner Trust 2011-1

(Exact name of issuing entity as specified in its charter)

333-149075

(Commission File Number of depositor)

CarMax Auto Funding LLC

(Exact name of depositor as specified in its charter)

CarMax Business Services, LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

36-7544469

(I.R.S. Employer Identification No.)

c/o CarMax Auto Funding LLC

12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238

(Address of principal executive offices of issuing entity) (Zip Code)

(804) 935-4512

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset Backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset Backed Notes	[ ]	[ ]	[X]	[ ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes [X]  No [  ]

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2011-1 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.

Date of Most Recent Form ABS-15G: February 13, 2014.

Central Index Key (CIK) of Securitizer: 0001259380.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Wells Fargo Bank, National Association has provided the following information for inclusion in this report:

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, National Association, in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts. The complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by certain of the institutional investor plaintiffs. The complaint against Wells Fargo Bank, National Association alleges the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee’s purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality, failure to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and purported failure to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount, reimbursement of certain expenses and equitable relief. Other cases alleging similar causes of action have previously been filed against Wells Fargo Bank, National Association and other trustees by RMBS investors in other transactions.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank, National Association denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9. Exhibits.

Exhibit 99.1	Monthly Servicer’s Certificate for the collection period commencing July 1, 2014 and ending July 31, 2014

Signatures

Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2011-1 (Issuing Entity)

	By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date: August 15, 2014	By:	/s/ Andrew J. McMonigle

Andrew J. McMonigle Treasurer

Exhibit Index

Exhibit	Description

Exhibit 99.1	Monthly Servicer’s Certificate for the collection period commencing July 1, 2014 and ending July 31, 2014

5